Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Acquisitions
Revenues	$ 574,947	$ 538,222	$ 496,064
Net income	$ 115,148	$ 100,332	$ 84,582
Earnings per share
Basic (in dollars per share)	$ 1.35	$ 1.18	$ 1.00
Diluted (in dollars per share)	$ 1.33	$ 1.16	$ 0.98